TCW/DW SMALL CAP GROWTH FUND Two World Trade Center, New York, New York 10048 LETTER TO THE SHAREHOLDERS August 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual letter to shareholders of TCW/DW Small Cap Growth Fund for the six-month period ended August 31, 1998.

Extremely favorable economic conditions led to a positive environment for equity investors early in 1998. In July, the market reached new highs as investors savored the low inflation and falling interest rates, which were sustained by the Asian financial crisis. However, as the contagion spread from Asia to Russia and then to Latin America, it became apparent that neither Europe nor the United States would be spared. Confidence was further eroded, particularly for foreign investors, by the threat of impeachment proceedings in Washington, D.C.

Toward the conclusion of the period under review small-cap stocks were buffeted by the worst two-month decline since late 1987. As a result, TCW/DW Small Cap Fund's Class B shares registered a total return of -25.09 percent for the six-month period ended August 31, 1998, versus -26.48 percent for the Russell 2000 Index and-25.11 percent for the Lipper Analytical Services, Inc. Small Cap Funds Index. For the same period, the Fund's Class A, C and D shares produced total returns of -24.79 percent, -25.13 percent and -24.75 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES.

THE MARKETPLACE

Although the U.S. economy is just beginning to feel the impact of the global financial crisis, in the view of the Fund's investment adviser, TCW Funds Management, Inc. (TCW), the worst may be behind us. After the late-August decline, which saw the Dow Jones Industrial Average plummet more than 500 points, the average stock on the New York Stock Exchange was down nearly 40 percent from its high, and the average NASDAQ stock had dropped nearly 50 percent.

Against a backdrop of sharply lower interest rates, TCW believes that most valuation measures now suggest that the market may be

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS August 31, 1998, continued

undervalued. Financial adversity, such as the highly publicized rescue of the hedge fund Long-Term Capital Management, ultimately can prove to be positive for the markets because it often induces central banks to assume more accommodative monetary policies. Thus it is not surprising that the bankruptcy of Orange County, California and the collapse of the Mexican peso marked the end rather than the beginning of a financial crisis in 1994. Similarly, while it cannot be said with precision that history will repeat itself, the bankruptcies of Pan Am and Bank of New England in 1991, Republic Bank of 1988 and Franklin National in 1974, were all followed by booming stock markets.

This is not meant to minimize the uncertainty with which investors have had to cope. Indeed, the dangers are perhaps as serious as any that investors have faced in several decades. However, many stocks have been sold down to levels that discount a severe recession, even though the U.S. economy continues to show impressive strength. According to TCW, current valuations of many small-cap stocks appear to leave little room for the possibility that the U.S. economy will be resilient and that the current financial crisis will end just as previous crises have ended. TCW believes that any improvement in investor psychology may be followed by a sharp recovery in stock prices, particularly in the small-cap area. Similarly, TCW expects the lack of liquidity that has punished small-cap stocks to work in their favor when investors scramble to rebuild positions in rapidly growing companies.

THE PORTFOLIO

On August 31, 1998, the Fund had net assets of approximately $240 million. The biggest change in the portfolio over the last six months was the increase in the consumer area. The portfolio manager took advantage of the sharp declines in several specialty retail companies, such as Guitar Center, Inc. and Just For Feet, Inc., and added to the Fund's holdings in this sector. The portfolio's greatest industry exposure at the end of August was to computer software & services (20 percent of net assets), business services (17.2 percent) and health care-related (13.6 percent).

The Fund continues to invest in rapidly growing companies where earnings power and growth rates are considered underestimated by Wall Street consensus. In order to minimize the impact of a slowing economy TCW is emphasizing companies that focus on a specific market niche that it believes to be relatively insulated from macroeconomic trends. Examples include health care-related companies, such as Sepracor, Inc. and Total Renal Care Holdings, Inc., which benefit from new products and the intense pressure to lower costs; technology companies that are exploiting the trend to outsourcing information technology services (Dendrite International and MAXIMUS, Inc.); software companies, including VeriSign, Inc. and Yahoo!, Inc., which benefit from the explosive growth of the Internet, and numerous specialty retailers (Guitar Center, Inc., Bed Bath & Beyond, Inc. and Just For Feet, Inc., for example) that are dominating their respective market niches.

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS August 31, 1998, continued

OPPORTUNITIES IN SMALL CAPS

TCW continues to believe that the growth prospects for the kinds of companies in which the Fund invests make them attractive, even in difficult economic environments. Given the backdrop of continued economic weakness in Asia and turmoil in Russia, TCW anticipates inflation, interest rates and economic growth in the year ahead will be lower than many observers expected just a few months ago. As a result, TCW believes that smaller companies may exhibit what many others could find lacking in 1999 -earnings growth. Because earnings growth is expected to be harder to come by until foreign financial crises are resolved, the above-average growth that small-cap companies are poised to deliver could make them particularly attractive to growth-oriented investors.

Further, TCW is confident that small-cap growth stocks will ultimately reflect the above-average growth rates of their issuing companies. In TCW's view, recent underperformance in this sector has created valuation levels for many small caps that are very compelling. In terms of earnings, sales and book value, TCW believes that small-cap growth stocks are as attractive relative to the S&P 500 as they were at the market bottoms in 1990 and 1987.

LOOKING AHEAD

TCW believes that small-cap growth stocks will continue to provide above-average long-term returns. This outlook is enhanced by the fact that valuations today are unusually attractive in relation to expected rates of earnings growth.

We appreciate your support of TCW/DW Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited)

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS (98.8%)
             Advertising (4.3%)
   411,607   Outdoor Systems, Inc.* ..........................................  $ 9,569,863
    21,800   TMP Worldwide, Inc.* ............................................      633,562
                                                                              --------------
                                                                                 10,203,425
                                                                              --------------
             Auto Parts -Original
             Equipment (0.4%)
    54,600   Tower Automotive, Inc.* .........................................      999,862
                                                                              --------------
             Biotechnology (1.7%)
    83,800   BioReliance Corp.* ..............................................      670,400
   174,000   Neose Technologies, Inc.* .......................................    1,696,500
    37,500   Sepracor, Inc.* .................................................    1,785,937
                                                                              --------------
                                                                                  4,152,837
                                                                              --------------
             Broadcast Media (3.2%)
   167,900   Gemstar International Group Ltd.* ...............................    5,834,525
    89,300   Westwood One, Inc.* .............................................    1,724,606
                                                                              --------------
                                                                                  7,559,131
                                                                              --------------
             Cable & Telecommunications (0.5%)
    71,000   MetroNet Communications Corp. (Class B)* ........................    1,251,375
                                                                              --------------
             Clothing/Shoe/Accessory
             Chains (1.3%)
    60,400   AnnTaylor Stores Corp.* .........................................    1,468,475
   104,900   Marks Bros. Jewelers, Inc.* .....................................    1,586,612
                                                                              --------------
                                                                                  3,055,087
                                                                              --------------
             Computer Software (3.7%)
    11,900   Actuate Software Corp.* .........................................      127,925
    61,800   Brio Techology, Inc.* ...........................................      652,762
    82,600   CBT Group PLC (ADR)(Ireland)* ...................................    3,840,900
    47,100   Concord Communications, Inc.* ...................................    1,248,150
    69,900   Micromuse Inc.* .................................................    1,004,812
    38,900   ModaCAD, Inc.* ..................................................      486,250
    67,300   Pegasus Systems, Inc.* ..........................................    1,051,562
    92,500   QAD, Inc.  ......................................................      341,094
    22,600   TAVA Technologies, Inc.  ........................................       97,462
                                                                              --------------
                                                                                  8,850,917
                                                                              --------------
             Computer/Video Chains (2.7%)
    54,300   MRV Communications, Inc.* .......................................      302,044
   116,500   Network Appliance, Inc.* ........................................    4,856,594
    92,400   Sigma Designs, Inc.  ............................................      167,475
    41,100   VeriSign, Inc. ..................................................    1,155,937
                                                                              --------------
                                                                                  6,482,050
                                                                              --------------
             Computers -Services (0.6%)
    41,000   International Network Services* .................................  $ 1,337,625
                                                                              --------------
             Computers Software
             & Services (20.0%)
   103,200   Aspect Development, Inc.* .......................................    2,941,200
   108,100   Aspen Technology, Inc.* .........................................    2,560,619
   211,350   Citrix Systems, Inc.* ...........................................   12,165,834
   181,200   DAOU Systems, Inc.* .............................................    1,404,300
   404,000   Dendrite International, Inc.* ...................................    7,979,000
    73,900   Documentum, Inc.* ...............................................    2,641,925
   106,500   HNC Software, Inc.*  ............................................    3,860,625
   127,900   International Integration Inc.* .................................    1,966,462
   220,000   Legato Systems, Inc.*  ..........................................    7,700,000
     3,700   MicroStrategy Inc.*  ............................................      105,450
   194,400   Siebel Systems, Inc.*  ..........................................    3,572,100
    51,900   Technisource, Inc.* .............................................      428,175
    36,800   THINK New Ideas, Inc.* ..........................................      496,800
                                                                              --------------
                                                                                 47,822,490
                                                                              --------------
             Diversified Commercial
             Services (12.6%)
    58,400   Administaff, Inc.* ..............................................    1,825,000
   101,400   CIBER, Inc.*  ...................................................    2,547,675
   108,200   Compass International Services Corp.* ...........................    1,095,525
    58,000   Consolidation Capital Corp.* ....................................      732,250
    28,200   Data Processing Resources Corp.* ................................      705,000
    39,700   MemberWorks Inc.* ...............................................      610,387
   114,600   META Group, Inc.  ...............................................    2,829,187
   203,500   National TechTeam, Inc.* ........................................    1,322,750
   102,150   Robert Half International, Inc.* ................................    4,903,200
   274,200   Romac International, Inc.* ......................................    5,141,250
   156,900   Saville Systems Ireland PLC (ADR)(Ireland)*  ....................    2,539,819
   109,500   Snyder Communications, Inc.* ....................................    3,298,688
    80,100   The Vincam Group, Inc.* .........................................      911,138
    97,300   USWeb Corp.* ....................................................    1,362,200
    20,600   Whittman-Hart, Inc.* ............................................      381,100
                                                                              --------------
                                                                                 30,205,169
                                                                              --------------
             Diversified Financial Services (1.0%)
    55,000   CB Richard Ellis Services, Inc.* ................................    1,509,063
    66,200   Imperial Credit Industries, Inc.  ...............................      885,425
                                                                              --------------
                                                                                  2,394,488
                                                                              --------------
             Education (0.1%)
             EduTrek International, Inc.
    28,900   (Class A)* ......................................................      195,075
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       4

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Electronic Data Processing (4.0%)
   144,700   Artesyn Technologies, Inc.* .....................................  $ 2,152,413
   177,700   Avid Technology, Inc.* ..........................................    4,486,925
   111,600   Macromedia, Inc.* ...............................................    1,401,975
    86,500   SIPEX Corp.* ....................................................    1,551,594
                                                                              --------------
                                                                                  9,592,907
                                                                              --------------
             Electronics -Semiconductors/
             Components (2.3%)
   154,800   Maxim Integrated Products, Inc.* ................................    4,257,000
    76,700   Semtech Corp.* ..................................................    1,208,025
                                                                              --------------
                                                                                  5,465,025
                                                                              --------------
             Foods & Beverages (0.5%)
   126,600   Balance Bar Co.*  ...............................................    1,171,050
                                                                              --------------
             Health Care Miscellaneous (0.6%)
    36,300   IDX Systems Corp.* ..............................................    1,542,750
                                                                              --------------
             Healthcare Products & Services (3.4%)
    50,400   Cerner Corp.* ...................................................    1,108,800
   248,100   Ocular Sciences, Inc. ...........................................    4,388,269
   106,200   QuadraMed Corp.* ................................................    2,528,888
                                                                              --------------
                                                                                  8,025,957
                                                                              --------------
             Household Furnishings & Appliances (0.8%)
    74,100   Restoration Hardware, Inc.* .....................................    1,898,813
                                                                              --------------
             Internet (4.8%)
    29,300   Broadcast.com Inc.* .............................................    1,091,425
    77,400   E*TRADE Group, Inc.* ............................................    1,286,775
    41,000   Exodus Communications, Inc.* ....................................    1,148,000
     3,200   GeoCities* ......................................................       57,600
    47,600   Verio Inc.* .....................................................    1,011,500
   102,000   Yahoo! Inc.* ....................................................    6,936,000
                                                                              --------------
                                                                                 11,531,300
                                                                              --------------
             Managed Health Care (3.1%)
   189,967   Concentra Managed Care, Inc.*  ..................................    2,422,079
   139,400   Envoy Corp.*  ...................................................    3,014,525
    32,500   Healthcare Recoveries, Inc.*  ...................................      316,875
    59,900   Superior Consultant Holdings Corp.* .............................    1,767,050
                                                                              --------------
                                                                                  7,520,529
                                                                              --------------
             Marine Transportation (0.4%)
    46,200   Atlantic Coast Airlines Holdings, Inc.* .........................    1,045,275
                                                                              --------------
             Media Conglomerates (3.0%)
   159,400   Clear Channel Communications, Inc.* .............................  $ 7,173,000
                                                                              --------------
             Medical Specialties (5.0%)
   169,900   Diametrics Medical, Inc.* .......................................      637,125
   172,600   Hanger Orthopedic Group, Inc.* ..................................    2,578,213
   150,400   IRIDEX Corp.* ...................................................      695,600
   240,900   Safeskin Corp.* .................................................    8,100,263
                                                                              --------------
                                                                                 12,011,201
                                                                              --------------
             Medical/Nursing Services (1.5%)
    59,700   IMPATH, Inc.* ...................................................    1,410,413
   109,667   Total Renal Care Holdings, Inc.* ................................    2,083,673
                                                                              --------------
                                                                                  3,494,086
                                                                              --------------
             Oilfield Services/Equipment (0.8%)
   175,300   Eagle Geophysical, Inc.  ........................................      964,150
   101,600   Friede Goldman International, Inc.* .............................    1,066,800
                                                                              --------------
                                                                                  2,030,950
                                                                              --------------
             Other Consumer Services (2.3%)
    98,040   CSG Systems International, Inc.* ................................    3,578,460
    85,400   MAXIMUS, Inc.* ..................................................    1,873,463
                                                                              --------------
                                                                                  5,451,923
                                                                              --------------
             Other Specialty Stores (1.3%)
   131,900   Guitar Center, Inc.* ............................................    2,473,125
    93,500   Petco Animal Supplies, Inc* .....................................      648,656
                                                                              --------------
                                                                                  3,121,781
                                                                              --------------
             Property -Casualty Insurance (0.4%)
    28,000   Executive Risk, Inc. ............................................    1,008,000
                                                                              --------------
             Restaurants (0.3%)
    49,200   IL Fornaio (America) Corp. ......................................      492,000
                                                                              --------------
             Retail -General Merchandise (2.7%)
   144,500   Cost Plus, Inc.* ................................................    3,720,875
    96,975   Dollar Tree Stores, Inc.* .......................................    2,812,275
                                                                              --------------
                                                                                  6,533,150
                                                                              --------------
             Retail -Specialty (2.0%)
   201,400   Bed Bath & Beyond, Inc.* ........................................    3,625,200
   117,300   Hollywood Entertainment Corp.* ..................................    1,194,994
                                                                              --------------
                                                                                  4,820,194
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       5

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Retail -Specialty Apparel (2.5%)
   249,475   Just For Feet, Inc.*  ........................................... $  3,508,242
   181,700   Sunglass Hut International, Inc.* ...............................    1,044,775
   143,700   The North Face, Inc.*  ..........................................    1,454,963
                                                                              --------------
                                                                                  6,007,980
                                                                              --------------
             Semiconductor Equipment (0.5%)
   106,000   ATMI, Inc.* .....................................................    1,232,250
                                                                              --------------
             Semiconductors (0.8%)
   109,300   MIPS Technologies, Inc.* ........................................    1,885,425
                                                                              --------------
             Smaller Banks (0.1%)
     7,875   Bank of Granite Corp. ...........................................      228,375
                                                                              --------------
             Telecommunication Equipment (3.6%)
   173,500   DSP Communications, Inc.* .......................................    1,984,406
    32,700   Genesys Telecommunications Laboratories, Inc.* ..................      588,600
   100,800   GeoTel Communications Corp.* ....................................    3,528,000
    84,700   Premisys Communications, Inc.*  .................................      714,656
   113,400   Xylan Corp.* ....................................................    1,715,175
                                                                              --------------
                                                                                  8,530,837
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $201,484,164)  ................................. $236,324,289
                                                                              --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                        VALUE
--------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.4%)
             REPURCHASE AGREEMENT
   $1,015    The Bank of New York 5.75%
             due 09/01/98 (dated 08/31/98;
             proceeds $1,015,493)(a)
             (Identified Cost $1,015,331) ....................................  $1,015,331
                                                                              -------------
TOTAL INVESTMENTS
(Identified Cost $202,499,495) (b)................................    99.2%    237,339,620
OTHER ASSETS IN EXCESS OF LIABILITIES ............................     0.8       1,989,486
                                                                     -------- -------------
NET ASSETS .......................................................   100.0%   $239,329,106
                                                                     ======== =============

------------
ADR     American Depository Receipt.

  *     Non-income producing security.

 (a) Collateralized by $972,950 U.S. Treasury Note 5.875% due 11/15/05 valued at $1,035,637.

 (b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $77,838,081 and the aggregate gross unrealized depreciation is $42,997,956, resulting in net unrealized appreciation of $34,840,125.


                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998 (unaudited)

 ASSETS:
Investments in securities, at value
 (identified cost $202,499,495) .........................    $237,339,620
Receivable for:
  Investments sold ......................................       3,692,334
  Shares of beneficial interest sold ....................         175,065
Prepaid expenses and other assets .......................          80,214
                                                           --------------
  TOTAL ASSETS ..........................................     241,287,233
                                                           --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased..............         955,838
  Investments purchased..................................         406,419
  Plan of distribution fee ..............................         248,608
  Management fee ........................................         153,880
  Investment advisory fee ...............................         102,587
Accrued expenses and other payables .....................          90,795
                                                           --------------
  TOTAL LIABILITIES .....................................       1,958,127
                                                           --------------
  NET ASSETS ............................................    $239,329,106
                                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................................    $197,738,006
Net unrealized appreciation .............................      34,840,125
Accumulated net investment loss .........................      (3,505,923)
Accumulated undistributed net realized gain .............      10,256,898
                                                           --------------
  NET ASSETS ............................................    $239,329,106
                                                           ==============
CLASS A SHARES:
Net Assets...............................................        $853,724
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................          53,600
  NET ASSET VALUE PER SHARE .............................          $15.93
                                                                   ======
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value)  .....          $16.81
                                                                   ======
CLASS B SHARES:
Net Assets...............................................    $237,449,183
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................      15,039,360
  NET ASSET VALUE PER SHARE .............................          $15.79
                                                                   ======
CLASS C SHARES:
Net Assets...............................................      $1,017,374
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................          64,430
  NET ASSET VALUE PER SHARE .............................          $15.79
                                                                   ======
CLASS D SHARES:
Net Assets...............................................          $8,825
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................             553
  NET ASSET VALUE PER SHARE .............................          $15.96
                                                                   ======


                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued

                            STATEMENT OF OPERATIONS
              For the six months ended August 31, 1998 (unaudited)

 NET INVESTMENT INCOME:
INCOME
Interest ..................................    $    106,013
Dividends .................................          47,249
                                             --------------
  TOTAL INCOME ............................         153,262
                                             --------------
EXPENSES
Plan of distribution fee (Class A shares)               931
Plan of distribution fee (Class B shares) .       1,475,042
Plan of distribution fee (Class C shares) .           5,880
Management fee ............................       1,025,247
Investment advisory fee ...................         683,499
Transfer agent fees and expenses...........         258,076
Registration fees .........................          64,889
Shareholder reports and notices ...........          51,707
Custodian fees ............................          24,457
Professional fees .........................          24,167
Trustees' fees and expenses ...............          19,241
Organizational expenses ...................          15,378
Other .....................................          10,671
                                             --------------
  TOTAL EXPENSES ..........................       3,659,185
                                             --------------
  NET INVESTMENT LOSS .....................      (3,505,923)
                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..........................      13,848,319
Net change in unrealized appreciation  ....     (91,060,964)
                                             --------------
  NET LOSS ................................     (77,212,645)
                                             --------------
NET DECREASE ..............................    $(80,718,568)
                                             ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued

                      STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX       FOR THE YEAR
                                                          MONTHS ENDED         ENDED
                                                        AUGUST 31, 1998  FEBRUARY 28, 1998*
------------------------------------------------------  --------------- ------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................  $  (3,505,923)     $ (6,259,873)
Net realized gain .....................................     13,848,319         8,132,612
Net change in unrealized appreciation .................    (91,060,964)       87,911,112
                                                        --------------- ------------------
  NET INCREASE (DECREASE) .............................    (80,718,568)       89,783,851
Net decrease from transactions in shares of beneficial
 interest..............................................    (21,828,002)      (16,691,187)
                                                        --------------- ------------------
  NET INCREASE (DECREASE) .............................   (102,546,570)       73,092,664
NET ASSETS:
Beginning of period....................................    341,875,676       268,783,012
                                                        --------------- ------------------
  END OF PERIOD
  (Including a net investment loss of $3,505,923 and
  $0, respectively) ...................................  $ 239,329,106      $341,875,676
                                                        =============== ==================

------------

*  Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS--(1) An equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS--Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES--Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $170,413 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of August 1, 1998.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,292,649 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $611,733 and $1,506, respectively and received $12,573 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1998 aggregated $81,435,261 and $115,658,201, respectively.

For the six months ended August 31, 1998, the Fund incurred brokerage commissions of $4,500 with Morgan Stanley & Co., an affiliate of the Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $19,000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                  FOR THE SIX                    FOR THE YEAR
                                  MONTHS ENDED                      ENDED
                                AUGUST 31, 1998               FEBRUARY 28, 1998*
                         ------------------------------ ------------------------------
                                  (UNAUDITED)
                             SHARES         AMOUNT          SHARES         AMOUNT
                         ------------- ---------------  ------------- ---------------
CLASS A SHARES
Sold                           43,737    $    970,849         13,711    $     261,176
Redeemed                       (3,182)        (67,251)          (666)         (13,032)
                         ------------- ---------------  ------------- ---------------
Net increase -Class A          40,555         903,598         13,045          248,144
                         ------------- ---------------  ------------- ---------------
CLASS B SHARES
Sold                        1,916,530      41,439,862      5,153,345       91,806,062
Redeemed                   (3,036,616)    (64,617,021)    (6,080,943)    (109,578,810)
                         ------------- ---------------  ------------- ---------------
Net decrease -Class B      (1,120,086)    (23,177,159)      (927,598)     (17,772,748)
                         ------------- ---------------  ------------- ---------------
CLASS C SHARES
Sold                           30,858         666,692         49,455          935,270
Redeemed                      (10,181)       (221,133)        (5,702)        (111,875)
                         ------------- ---------------  ------------- ---------------
Net increase -Class C          20,677         445,559         43,753          823,395
                         ------------- ---------------  ------------- ---------------
CLASS D SHARES
Sold                           --             --                 553           10,022
                         ------------- ---------------  ------------- ---------------
Net decrease in Fund       (1,058,854)   $(21,828,002)      (870,247)   $ (16,691,187)
                         ============= ===============  ============= ===============

------------

* For Class A, C and D shares, for the period July 28, 1997 (issue date) through February 28, 1998.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

7. FEDERAL INCOME TAX STATUS

At February 28, 1998, the Fund had a net capital loss carryover of approximately $3,370,000 which will be available through February 28, 2005 to offset future capital gains to the extent provided by regulations.

As of February 28, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                           FOR THE SIX                   FOR THE YEAR ENDED FEBRUARY 28,        AUGUST 2, 1993*
                                           MONTHS ENDED   -----------------------------------------------------     THROUGH
                                         AUGUST 31, 1998++   1998***++       1997         1996**       1995      FEBRUARY 28, 1994
---------------------------------------  ---------------- ------------  ------------ ------------- ------------ -----------------
                                            (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..      $21.08          $15.73       $16.24         $9.90        $10.30         $10.00
                                         ---------------- ------------  ------------ -------------  ----------- -----------------

Net investment loss ....................       (0.21)          (0.37)       (0.26)        (0.19)        (0.18)         (0.07)
Net realized and unrealized gain
 (loss).................................       (5.08)           5.72        (0.25)         6.53         (0.22)          0.37
                                         ---------------- ------------  ------------ -------------  ----------- -----------------

Total from investment operations  ......       (5.29)           5.35        (0.51)         6.34         (0.40)          0.30
                                         ---------------- ------------  ------------ -------------  ----------- -----------------

Net asset value, end of period .........      $15.79          $21.08       $15.73        $16.24         $9.90         $10.30
                                                          ============  ============ =============  =========== =================

TOTAL INVESTMENT RETURN+................      (25.09)%(1)      34.01 %      (3.14)%       64.04 %       (3.88)%         3.00 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.14 %(2)(4)    2.25 %       2.15 %        2.32 %        2.57 %         2.18 %(2)(3)
Net investment loss ....................       (2.05)%(2)(4)   (2.05)%      (1.70)%       (1.75)%       (2.04)%        (1.75)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................    $237,449        $340,665     $268,783      $153,366       $69,984        $68,209
Portfolio turnover rate ................          28 %(1)         61 %         42 %          52 %         116 %           69 %(1)


------------
*      Commencement of operations.
**     Year ended February 29.
*** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had bourne all its expenses that were assumed or waived by the Manager and Adviser, the annualized expense and net investment loss ratios would have been 2.78% and (2.35)%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                              FOR THE PERIOD
                                             FOR THE SIX      JULY 28, 1997*
                                            MONTHS ENDED         THROUGH
                                             AUGUST 31,        FEBRUARY 28,
                                               1998++             1998++
-----------------------------------------------------------------------------
                                             (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....      $21.18             $18.12
                                               ------             ------
Net investment loss .....................       (0.25)             (0.15)
Net realized and unrealized gain (loss)         (5.00)              3.21
                                               ------             ------
Total from investment operations  .......       (5.25)              3.06
                                               ------             ------
Net asset value, end of period ..........      $15.93             $21.18
                                               ======             ======
TOTAL INVESTMENT RETURN+ ................      (24.79)%(1)         16.89 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        1.52 %(2)(3)       1.52 %(2)
Net investment loss .....................       (1.43)%(2)(3)      (1.32)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $854               $276
Portfolio turnover rate .................          28 %(1)            61 %(1)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....      $21.08             $18.12
                                               ------             ------
Net investment loss .....................       (0.30)             (0.24)
Net realized and unrealized gain (loss)         (4.99)              3.20
                                               ------             ------
Total from investment operations  .......       (5.29)              2.96
                                               ------             ------
Net asset value, end of period ..........      $15.79             $21.08
                                               ======             ======
TOTAL INVESTMENT RETURN +................      (25.13)%(1)         16.39 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        2.27 %(2)(3)       2.29 %(2)
Net investment loss .....................       (2.18)%(2)(3)      (2.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $1,017               $923
Portfolio turnover rate .................          28 %(1)            61 %(1)

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                              FOR THE PERIOD
                                             FOR THE SIX      JULY 28, 1997*
                                            MONTHS ENDED         THROUGH
                                             AUGUST 31,        FEBRUARY 28,
                                               1998++             1998++
-----------------------------------------------------------------------------
                                             (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $21.21             $18.12
                                               ------             ------
Net investment loss .....................       (0.02)             (0.12)
Net realized and unrealized gain (loss)         (5.23)              3.21
                                               ------             ------
Total from investment operations  .......       (5.25)              3.09
                                               ------             ------
Net asset value, end of period ..........      $15.96             $21.21
                                               ======             ======
TOTAL INVESTMENT RETURN + ...............      (24.75)%(1)         17.05 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        1.27 %(2)(3)       1.27 %(2)
Net investment loss .....................       (1.18)%(2)(3)      (1.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $9                $12
Portfolio turnover rate .................          28 %(1)            61 %(1)

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Christopher J. Ainley
Vice President

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.







TCW/DW

     SMALL CAP
     GROWTH FUND





     SEMIANNUAL REPORT
     AUGUST 31, 1998